Current and Long-Term Debt - Lease financing arrangements (Details)		1 Months Ended				12 Months Ended
	Sep. 01, 2017 USD ($) vessel	Sep. 30, 2017 USD ($) vessel option	Apr. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Payment to purchase property, plant and equipment				$ 13,800,000		$ 258,311,000	$ 126,842,000	$ 905,397,000
Finance lease						50,146,000	0
Debt outstanding						2,767,193,000	$ 1,882,681,000
BCFL Lease Financing (MRs) [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding						109,200,000
BCFL Lease Financing (MRs) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Deposit minimum		$ 5,100,000
Minimum ratio for fair value of vessels		100.00%
BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding						104,200,000
Purchase obligation per vessel	$ 29,700,000
Deposit in debt service reserve account						800,000
BCFL Lease Financing (LR2s) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel						200,000
BCFL Lease Financing (LR2s) [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel						300,000
BCFL Lease Financing (LR2s) [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.50%
CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	125.00%
Debt outstanding						270,000,000
Periodic payment per vessel	$ 200,000
Purchase obligation per vessel	$ 111,400,000
Repayments		$ 10,900,000
CSSC Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	4.60%
CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	115.00%
Debt outstanding						65,900,000
Periodic payment per vessel	$ 600,000
Purchase obligation per vessel	$ 40,200,000
Deposit in debt service reserve account						2,000,000
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
CMBFL Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.75%
Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding						169,000,000
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Ocean Yield Lease Financing [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel	$ 200,000
Ocean Yield Lease Financing [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel	$ 300,000
Ocean Yield Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	5.40%
Construction in progress [member]
Disclosure of detailed information about borrowings [line items]
Payment to purchase property, plant and equipment						$ 52,300,000
STI Lombard [Member] | Construction in progress [member]
Disclosure of detailed information about borrowings [line items]
Consideration paid (received)					$ 59,000,000
Payment to purchase property, plant and equipment					$ 5,900,000
Term of finance lease					9 months
Finance lease daily rate					$ 10,000
STI Lombard [Member] | Vessels [member]
Disclosure of detailed information about borrowings [line items]
Payment to purchase property, plant and equipment			$ 53,100,000
Finance lease								$ 53,400,000
Finance lease, percentage of purchase price			90.00%
STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel						5
Consolidated Liquidity Requirement - Scenario One [Member] | CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario One [Member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	250,000
Consolidated Liquidity Requirement - Scenario Two [Member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
MR [Member] | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member] | Vessels [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		5 years
MR [Member] | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member] | Vessels [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		10 years
MR [Member] | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member] | Vessels [member] | BCFL Lease Financing (MRs) [Member]
Disclosure of detailed information about borrowings [line items]
Finance lease daily rate		$ 9,025
Number of vessels under finance lease arrangements | vessel		5
Sale leaseback transaction, gross proceeds per vessel		$ 27,500,000
Sale leaseback transaction, term		7 years
Number of options in sale leaseback | option		3
Sale leaseback, option term		1 year
Sale leaseback, deposit per vessel		$ 5,100,000
NPTI September Closing [Member] | LR2 [Member] | STI Solace, STI Solidarity and STI Stability [Member] | Vessels [member] | BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	3
Bareboat charter term	10 years
NPTI September Closing [Member] | LR2 [Member] | STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator, STI Gratitude [Member] | Vessels [member] | CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	8
Bareboat charter term	10 years
NPTI September Closing [Member] | LR2 [Member] | STI Pride and STI Providence [Member] | Vessels [member] | CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2
Bareboat charter term	7 years
NPTI September Closing [Member] | LR2 [Member] | STI Sanctity, STI Steadfast, STI Supreme and STI Symphony [Member] | Vessels [member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	4
Bareboat charter term	13 years